Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000091784 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091784 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000091784 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000091784 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000091784 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000091784 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000091784 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000091784 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000091784 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000091784 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000091784 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000091784 | Options
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Percent of Total Investments	(0.50%)
C000091784 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Percent of Total Investments	15.00%
C000091784 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Percent of Total Investments	26.80%
C000091784 | Common Stock
Holdings [Line Items]
Percent of Total Investments	57.50%
C000091784 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000091785 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091785 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000091785 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000091785 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000091785 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000091785 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000091785 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000091785 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000091785 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000091785 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000091785 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000091785 | Options
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Percent of Total Investments	(0.50%)
C000091785 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Percent of Total Investments	15.00%
C000091785 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Percent of Total Investments	26.80%
C000091785 | Common Stock
Holdings [Line Items]
Percent of Total Investments	57.50%
C000091785 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%